FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other Nonoperating Income and Expense [Text Block]
NOTE 15:-	FINANCIAL INCOME (EXPENSES), NET

	Year Ended December 31,
	2016	2017	2018

Financial expenses:
Loss related to non-hedging derivative instruments	$(90)	$(9)	$-
Interest	(262)	(294)	(266)
Amortization of marketable securities premiums and accretion of discounts, net	(853)	(570)	(353)
Exchange rate differences	(519)	(73)	(318)
Other	(283)	(273)	(265)

	(2,007)	(1,219)	(1,202)
Financial income:
Gain related to non-hedging derivative instruments	-	-	305
Interest and other	1,847	1,209	1,125

	1,847	1,209	1,430

	$(160)	$(10)	$228